Financial Risk Management - Summary of Hedging instruments (Detail) - Interest rate risk [member] $ in Millions	Jun. 30, 2021 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional value	$ 16,810
Interest rate swap contract [member] | USD [member]
Disclosure of detailed information about hedging instruments [line items]
Notional value	11,950
cross currency interest rate swaps [member] | EUR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional value	3,187
cross currency interest rate swaps [member] | GBP [member]
Disclosure of detailed information about hedging instruments [line items]
Notional value	1,673
Not later than two years [member]
Disclosure of detailed information about hedging instruments [line items]
Notional value	3,306
Not later than two years [member] | Interest rate swap contract [member] | USD [member]
Disclosure of detailed information about hedging instruments [line items]
Notional value	1,979
Not later than two years [member] | cross currency interest rate swaps [member] | EUR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional value	404
Not later than two years [member] | cross currency interest rate swaps [member] | GBP [member]
Disclosure of detailed information about hedging instruments [line items]
Notional value	$ 923